Inventories	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Inventories
7	Inventories

Accounting policy

Inventories are stated at the lower of cost and net realizable value (it is the estimated selling price in the normal course of business, less estimated completion costs and estimated costs necessary to make the sale). The cost of finished and under construction products comprises direct materials, direct labor and an adequate proportion of variable and fixed overheads, the latter being allocated based on normal operational capacity. Costs are assigned to individual inventory items based on weighted average costs.

The provision for obsolete inventories is made for the risks associated with the realization and sale of inventories due to obsolescence and measured at the net realizable value or the cost, whichever is less.

	December 31, 2019	December 31, 2018
Finished goods	457,447	389,896
Spare parts and accessories	236,347	224,005
Raw material for construction process	55,347	45,397
Warehouse and other	31,287	50,768
Fuels and lubricants	6,894	6,224

	787,322	716,290